Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 26,390	$ 26,418
Change in goodwill related to divested businesses and foreign currency translation	2	28
Reallocation due to change in segments	0
Goodwill, ending balance	26,392	26,390
Consumer Banking and Lending [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	16,685	16,685
Change in goodwill related to divested businesses and foreign currency translation	0	0
Reallocation due to change in segments	(267)
Goodwill, ending balance	16,418	16,685
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	8,429	8,450
Change in goodwill related to divested businesses and foreign currency translation	0	21
Reallocation due to change in segments	(8,429)
Goodwill, ending balance	0	8,429
Commercial Banking [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Change in goodwill related to divested businesses and foreign currency translation	2	0
Reallocation due to change in segments	3,016
Goodwill, ending balance	3,018	0
Corporate and Investment Banking [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Change in goodwill related to divested businesses and foreign currency translation	0	0
Reallocation due to change in segments	5,375
Goodwill, ending balance	5,375	0
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,276	1,283
Change in goodwill related to divested businesses and foreign currency translation	0	7
Reallocation due to change in segments	0
Goodwill, ending balance	1,276	1,276
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Change in goodwill related to divested businesses and foreign currency translation	0	0
Reallocation due to change in segments	305
Goodwill, ending balance	$ 305	$ 0